Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Term and Discount Rate for Leases
The following table presents the weighted average remaining lease term and discount rate for leases:

	December 31, 2019	December 31, 2020
Weighted-average remaining lease term	3.37	5.58
Weighted-average discount rate	5.25%	5.25%

Schedule of Maturities of Operating Lease Liabilities
The maturities of the operating lease liabilities as of December 31, 2020 were as follows (in thousands):

Year ending December 31,
2021	$3,528
2022	3,631
2023	2,231
2024	2,085
2025 and thereafter	5,863

Total undiscounted lease payments	17,338
Less: imputed interest	(2,658)

Total operating lease liabilities	$14,680